[LETTERHEAD OF PAUL HASTINGS LLP]


December 16, 2011


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 1194 (the "Trust")
         (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of one underlying unit investment trust portfolio, Sustainable Growth & Income Portfolio, 2012 Series. The Trust's portfolio will consist of a portfolio of closed-end investment companies ("closed-end funds"), open-end management investment companies ("open-end funds") and exchange-traded funds ("ETFs") that invest in domestic and foreign stocks, fixed income securities, managed futures and master limited partnerships. The type of portfolio, structure and operation of the Trust will be substantially similar to Van Kampen Unit Trusts, Series 1065 (Alternatives Allocation Portfolio 2011-4) which was also sponsored by the Depositor and was declared effective by the Commission on November 18, 2011 (Registration No. 333-176912) and contained a portfolio which also included closed-end funds, open-end funds and ETFs. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with Van Kampen Unit Trusts, Series 1065, referenced above, and like that series, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of open-end funds and in shares of ETFs organized as open-end funds.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end funds and in shares of ETFs organized as open-end funds, as noted above.

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective in late January of 2012.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,


/s/ BILL BELITSKY
Bill Belitsky
for PAUL HASTINGS LLP